Cover Document	Nov. 10, 2020
Cover Page [Abstract]
Entity Central Index Key	0001158449
Title of 12(b) Security	Common Stock, $0.0001 par value
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 10, 2020
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Entity Address, Address Line One	2635 East Millbrook Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27604
City Area Code	540
Local Phone Number	362-4911
Trading Symbol	AAP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false